Equity_Capital Surplus(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Miscellaneous Equity Abstract [Abstract]
Paid-in capital in excess of par value	₩ 13,190,274		₩ 13,190,274
Loss On Sales Of Treasury Shares	(481,332)		(481,332)
Other capital surplus	4,002,714		4,413,835
Consideration for exchangeable rights	11,933		0
Total	₩ 16,723,589	$ 15,397,693	₩ 17,122,777